Cash Flow Information	12 Months Ended
Dec. 31, 2025
Cash Flow Information [Abstract]
Cash Flow Information

Note 26 Cash Flow Information

Reconciliation of net profit / (loss) to net cash outflow from operating activities:

	Year Ended December 31,
	2025	2024	2023
(in U.S. dollars)
Net loss	$(92,725,187)	$(74,822,141)	$(46,248,261)
Adjustments for
Share-based compensation	(1,131,808)	5,523,560	5,620,643
Borrowing costs	9,947,189	1,825,132	983,833
Fixed assets written off	—	103,299	—
Loss on sale of fixed assets	878,036	—	—
Fair value movement in derivative (gain) / loss	(5,100,800)	4,536,546	(1,512,859)
Impairment of property, plant and equipment	7,349,147	—	—
Loss on extinguishment of convertible notes	32,940,662	—	—
Loss on equity investment securities at fair value through profit or loss	—	15,308,187	—
Foreign exchange (gain) / loss	(1,938,284)	(512,273)	(137,781)
Depreciation and amortization expense	4,570,856	4,568,969	4,739,719
Change in operating assets and liabilities:
Decrease/(increase) in other trade receivables	222,256	1,595,928	(567,851)
Decrease /(increase) in inventories	(673,301)	455,643	1,202,967
(Increase)/Decrease in other operating assets	2,912,050	(1,530,827)	629,315
(Increase)/decrease in deferred tax assets	115,871	85,121	(200,992)
Increase/(decrease) in trade creditors	(786,463)	1,415,363	(1,368,063)
Increase in income taxes payable	186,449	—	107,458
Decrease/(increase) in other operating liabilities	1,033,528	1,029,724	523,449
Net cash outflow from operating activities	$(42,199,799)	$(40,417,769)	$(36,228,423)

Net Debt Reconciliation

This section sets out an analysis of net debt and the movements in net debt for each period presented.

	December 31,	December 31,
	2025	2024
(in U.S. dollars)
Cash and cash equivalents	$79,865,999	$42,557,621
Lease liability - repayable within one year	(577,803)	(522,297)
Borrowings – repayable within one year	(62,070,139)	(31,668,810)
Lease liability - repayable after one year	(5,910,316)	(6,488,119)
Borrowings – repayable after one year	(31,778,559)	(32,775,271)
Net cash (debt)	$(20,470,818)	$(28,896,876)

Cash and cash equivalents	79,865,999	42,557,621
Gross debt – fixed interest rates	(68,437,917)	(38,770,675)
Gross debt – variable interest rates	(31,898,900)	(32,683,822)
Net cash (debt)	$(20,470,818)	$(28,896,876)

		Liabilities from financing activities
(in U.S. dollars)	Cash	Borrowings due within 1 year	Borrowings due after 1 year	Total
Net cash as of January 1, 2024	78,713,885	(1,687,622)	(67,700,128)	9,326,135
Cashflows	(36,156,264)	1,587,931	—	(34,568,333)
Other non-cash movements	—	(32,091,416)	28,436,738	(3,654,678)
Net cash as of December 31, 2024	$42,557,621	$(32,191,107)	$(39,263,390)	$(28,896,876)
Cashflows	34,840,243	1,347,459	—	36,187,702
Other non-cash movements	2,468,135	(31,804,294)	1,574,515	(27,761,644)
Net cash as of December 31, 2025	$79,865,999	$(62,647,942)	$(37,688,875)	$(20,470,818)

Included within 'Cashflows' above is the US $95 million of proceeds from the drawdown of the Yorkville convertible debentures (refer Note 22).

At December 31, 2025, $60 million of the Yorkville convertible debentures had been converted through the issuance of ordinary shares (refer Notes 22 and 23).

Non-cash Investing and Financing Activities

Non-cash investing and financing activities disclosed in other notes are:

•
Right of use assets – See Note 20 - Leases
•
Options and shares issued to employees – See Note 28 – Share-based Payments